Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Marketing expenses	$ 1,122	$ 600
Legal fees	968	74
Payroll costs	919	322
Tax payables	651	597
Warrant exercise deposit liability	664	0
Other accrued liabilities	660	433
Total accrued liabilities	$ 4,984	$ 2,026